Income Taxes Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in Unrecognized Tax Benefits [Abstract]
Balance at beginning of year	$ 610	$ 440	$ 429
Additions attributable to tax positions taken in the current year	8	178	20
Additions attributable to tax positions taken in prior years	18	0	0
Reduction attributable to tax positions taken in prior years	(20)	0	(1)
Settlements	0	0	5
Lapse of statute	1	8	3
Balance at end of year	$ 615	$ 610	$ 440